Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Capital contributions, loans, advances and adjustments		$ 115		$ 116
Cumulative share of income		2,278		2,099
Cumulative share of distributions		(1,937)		(1,748)
Total equity method investments		456		467
Measurement alternative method investments		21		21
Total investments in unconsolidated entities		477		488		$ 480
Assets
Current		3,026		1,921
Total assets		12,525	[1]	10,781	[1]	9,783
Liabilities and Equity
Current liabilities		1,153		962
Partners’ capital and shareholders’ equity		5,593		5,404		5,293	$ 4,892
Total liabilities and equity	[1]	12,525		10,781
Results of Operations
Revenues		5,225		5,176		5,109
Operating expenses		4,966		4,997		4,904
Operating income		259		179		205
Net income		269		147		175
Equity Method Investments [Member]
Assets
Current		1,232		1,516
Noncurrent		5,908		5,776
Total assets		7,140		7,292
Liabilities and Equity
Current liabilities		646		626
Noncurrent liabilities		1,124		1,132
Partners’ capital and shareholders’ equity		5,370		5,534
Total liabilities and equity		7,140		7,292
Results of Operations
Revenues		6,702		6,929		6,801
Operating expenses		4,753		5,043		4,985
Operating income		1,949		1,886		1,816
Other income (expense), net		13		(24)		9
Net income		$ 1,962		$ 1,862		$ 1,825

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,042 million and $915 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $18 million and $20 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 15 — Variable Interest Entities for additional information.